                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Echo Point Investment Management, LLC
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   Address:      One Tower Bridge
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                 100 Front Street, Suite 1230
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                 West Conshohocken, PA 19428
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Form 13F File Number: 28-14149
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen M. Wellman
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Title:   Chief Operating Officer, Chief Compliance Officer
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Phone:   (610) 234-4212
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Signature, Place, and Date of Signing:

      /s/ Stephen M. Wellman      West Conshohocken, PA   January 31, 2013
   ----------------------------   ---------------------   ----------------
            [Signature]               [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
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Form 13F Information Table Entry Total: 28 (data records)
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Form 13F Information Table Value Total: $58,533
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        28-11931                     Old Mutual (US) Holdings Inc.
    ------       -----------------         ---------------------------------
    02        28-12567                     Mercer Global Investments, Inc.
    ------       -----------------         ---------------------------------

                                                            VALUE    SHARES/  SH/  PUT/  INVSTMT               --VOTING AUTHORITY--
NAME OF ISSUER                -TITLE OF CLASS-  --CUSIP--  (X$1000)  PRN AMT  PRN  CALL  DSCRETN  -MANAGERS-   SOLE   SHARED   NONE
UBS AG                        SHS NEW           H89231338         2      103  SH         Defined     01          103       0       0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105      8546   369303  SH         Defined     01       369303       0       0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105      5222   225669  SH         Other       01 02    225669       0       0
BARCLAYS PLC                  ADR               06738E204         3      160  SH         Defined     01          160       0       0
BHP BILLITON LTD              SPONSORED ADR     088606108         2       31  SH         Defined     01           31       0       0
BRITISH AMERN TOB PLC         SPONSORED ADR     110448107         2       16  SH         Defined     01           16       0       0
CRH PLC                       ADR               12626K203         2       91  SH         Defined     01           91       0       0
CAMECO CORP                   COM               13321L108         1       65  SH         Defined     01           65       0       0
CGG VERITAS                   SPONSORED ADR     204386106         2       58  SH         Defined     01           58       0       0
ENI S P A                     SPONSORED ADR     26874R108         2       43  SH         Defined     01           43       0       0
GILDAN ACTIVEWEAR INC         COM               375916103         1       39  SH         Defined     01           39       0       0
HSBC HLDGS PLC                SPON ADR NEW      404280406         2       47  SH         Defined     01           47       0       0
ISHARES TR                    S&P GBL HLTHCR    464287325         2       24  SH         Defined     01           24       0       0
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106      7918   481021  SH         Defined     01       481021       0       0
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106      4828   293297  SH         Other       01 02    293297       0       0
NIDEC CORP                    SPONSORED ADR     654090109         1       67  SH         Defined     01           67       0       0
NOVO-NORDISK A S              ADR               670100205         2       11  SH         Defined     01           11       0       0
ORIX CORP                     SPONSORED ADR     686330101         2       30  SH         Defined     01           30       0       0
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101      6271   324897  SH         Defined     01       324897       0       0
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101      3862   200120  SH         Other       01 02    200120       0       0
POTASH CORP SASK INC          COM               73755L107         2       39  SH         Defined     01           39       0       0
PRUDENTIAL PLC                ADR               74435K204         3       89  SH         Defined     01           89       0       0
SASOL LTD                     SPONSORED ADR     803866300         1       26  SH         Defined     01           26       0       0
SYNGENTA AG                   SPONSORED ADR     87160A100         3       32  SH         Defined     01           32       0       0
TENARIS S A                   SPONSORED ADR     88031M109         2       43  SH         Defined     01           43       0       0
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209     14520   388863  SH         Defined     01       388863       0       0
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209      7327   196234  SH         Other       01 02    196234       0       0
TOYOTA MOTOR CORP             SP ADR REP2COM    892331307         2       18  SH         Defined     01           18       0       0